Label	Element	Value
Risk Return [Abstract]	rr_RiskReturnAbstract
Document Type	dei_DocumentType	Other
Document Period End Date	dei_DocumentPeriodEndDate	Sep 26, 2012
Registrant Name	dei_EntityRegistrantName	ADVISORS SERIES TRUST
Central Index Key	dei_EntityCentralIndexKey	0001027596
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Sep 26, 2012
Document Effective Date	dei_DocumentEffectiveDate	Sep 26, 2012
Kellner Merger Fund (Prospectus Summary) | Kellner Merger Fund | Class A
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	GAKIX
Kellner Merger Fund (Prospectus Summary) | Kellner Merger Fund | Institutional Class
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	GAKNX

Kellner Merger Fund (Prospectus Summary) | Kellner Merger Fund
SUMMARY SECTION
Investment Objective
The Kellner Merger Fund (the "Fund") seeks to achieve positive risk-adjusted returns with less volatility than in the equity markets.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund's
Class A shares. More information about these and other discounts is available from your financial professional and in the "More About Class A Shares" section on page 14 of the Fund's statutory Prospectus and the "Breakpoints/Volume
Discounts and Sales Charge Waivers" section on page 32 of the Fund's Statement of Additional Information ("SAI").
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Kellner Merger Fund (USD $)	Class A	Institutional Class
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.75%	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price)	none	none
Redemption Fee (as a percentage of amount redeemed on shares held for 30 days or less)	2	2

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Kellner Merger Fund		Class A	Institutional Class
Management Fees		1.25%	1.25%
Distribution and Service (Rule 12b-1) Fees		0.25%	none
Interest and Dividends on Securities Sold Short		0.25%	0.25%
Other Expenses (includes interest and dividends on securities sold short)	[1]	1.20%	1.20%
Total Annual Fund Operating Expenses		2.70%	2.45%
Less: Fee Waiver and Expense Reimbursement	[2]	(0.70%)	(0.70%)
Net Annual Fund Operating Expenses		2.00%	1.75%
[1]	Other expenses are based on estimated Fund expenses for the current fiscal year.
[2]	Kellner Management, L.P. (the "Advisor") has contractually agreed to waive a portion or all of its management fees and pay Fund expenses (excluding acquired fund fees and expenses ("AFFE"), interest, taxes, interest and dividend expense on securities sold short and extraordinary expenses) in order to limit Net Annual Fund Operating Expenses to 1.75% and 1.50% of average daily net assets of the Fund's Class A and Institutional Class shares, respectively (the "Expense Caps"). The Expense Caps will remain in effect through at least August 28, 2013, and may be terminated only by the Trust's Board of Trustees (the "Board"). The Advisor may request recoupment of previously waived fees and paid expenses from the Fund for three years from the date they were waived or paid, subject to the Expense Caps.

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same (taking into account the Expense Caps only in the first year). Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Expense Example Kellner Merger Fund (USD $)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years
Class A	766	1,303
Institutional Class	178	697

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance.
Principal Investment Strategies of the Fund
Under normal market conditions, the Fund will invest at least 80% of its net assets in equity securities of U.S. and foreign companies that are involved in publicly announced mergers, takeovers, tender offers, leveraged buyouts, spin-offs, liquidations and other corporate reorganizations (collectively,
"Merger Transactions").  The types of equity securities in which the Fund primarily invests include common stocks and preferred stocks of any size market capitalization. The Fund may invest without limitation in securities of foreign companies.

The Advisor's investment technique, sometimes referred to as "merger arbitrage,"
is a highly specialized investment approach designed to profit from the successful completion of Merger Transactions. In pursuing its strategy, the
Advisor may employ investment techniques that involve leverage, such as short selling, borrowing against a line of credit for investment purposes and purchasing and selling options. The Fund may employ these investment techniques without limit, subject to the Investment Company Act of 1940, as amended (the
"1940 Act"). The approach most frequently utilized by the Fund involves purchasing the shares of an announced acquisition target company at a discount to its expected value upon completion of the acquisition. The Advisor may engage in selling securities short under certain circumstances, such as when the terms of a proposed acquisition call for the exchange of common stock and/or other securities. In such a case, the common stock of the company to be acquired may be purchased and, at approximately the same time, an equivalent amount of the acquiring company's common stock and/or other securities may be sold short. The
Fund may enter into equity swap agreements for the purpose of attempting to obtain a desired return on, or exposure to, certain equity securities or equity indices in an expedited manner or at a lower cost to the Fund than if the Fund had invested directly in such securities.

The Advisor employs a research-driven process that aims to identify investment opportunities with favorable risk/reward trade-offs within the following guidelines:

1)  Securities are evaluated for purchase after the public announcement of a corporate event or restructuring.

2)  Proprietary analysis is done to consider the strategic rationale of the transaction, the financial resources of the parties involved and the liquidity of the securities.

3)  Securities are typically purchased if the Advisor believes the potential return from its investment sufficiently compensates the Fund in light of the risks involved, including the risk that the transaction may not be completed and the length of time until completion of the transaction.

4)  The potential risk/reward of the position is assessed on an ongoing basis and continuously monitored.

Most of the Fund's positions are held until the completion of the transaction.
Positions may be sold prior to the completion of the transaction when the companies involved in the transaction no longer meet the Fund's expected return criteria taking into account prevailing market prices and the relative risk of the transaction. The Advisor expects that the Fund's active or frequent trading of portfolio securities will result in a portfolio turnover rate in excess of
100% on an annual basis.

The Fund is non-diversified, which means that it can invest a greater percentage of its assets in any one issuer than a diversified fund. Investing in fewer issuers makes a fund more susceptible to financial, economic or market events impacting such issuers and may cause the Fund's share price to be more volatile than the share price of a diversified fund.
Principal Risks of Investing in the Fund
Like all mutual funds, losing all or a portion of the money you invested is a risk of investing in the Fund. The following additional risks could affect the value of your investment:

·  Merger Arbitrage Risk.  Investments in companies that are the subject of a publicly announced transaction carry the risk that the proposed or expected transaction may not be completed or may be completed on less favorable terms than originally expected, which may lower the Fund's performance.

·  Management Risk. The Fund is subject to management risk because it is an actively managed portfolio. The Advisor's management practices and investment strategies might not produce the desired results. The Advisor may be incorrect in its assessment of a stock's appreciation potential. The Advisor has not previously managed a mutual fund.

·  Market Risk. The prices of the securities in which the Fund invests may decline for a number of reasons. These reasons may include changing economic circumstances and/or perceptions about the creditworthiness of individual issuers.

·  Equity Risk. The risks that could affect the value of the Fund's shares and the total return on your investment include the possibility that the equity securities held by the Fund will experience sudden, unpredictable drops in value or long periods of decline in value.

·  Non-Diversification Risk. The Fund is non-diversified under the 1940 Act. To the extent that the Fund invests its assets in fewer securities, the Fund is subject to greater risk of loss if any of those securities become permanently impaired.

.  Foreign Securities Risk. The risks of investing in the securities of foreign issuers can include fluctuations in foreign currencies, foreign currency exchange controls, political and economic instability, differences in securities regulation and trading, and foreign taxation issues.

.  Small- and Medium-Sized Company Risk.  Small- and medium-sized companies often have less predictable earnings, more limited product lines, markets, distribution channels or financial resources and the management of such companies may be dependent upon one or few key people. The market movements of equity securities of small- and medium-sized companies may be more abrupt and volatile than the market movements of equity securities of larger, more established companies or the stock market in general and small-sized companies in particular, are generally less liquid than the equity securities of larger companies.

.  Derivatives Risk. The Fund's use of derivatives (which may include options, futures, swaps and forward foreign currency contracts) may reduce the Fund's returns and/or increase volatility. A risk of the Fund's use of derivatives is that the fluctuations in their values may not correlate perfectly with the overall securities markets.

.  Leverage and Short Sales Risk. Leverage is the practice of borrowing money to purchase securities. Leverage can increase the investment returns of the Fund if the securities purchased increase in value in an amount exceeding the cost of the borrowing. However, if the securities decrease in value, the Fund will suffer a greater loss than would have resulted without the use of leverage.
   A short sale is the sale by the Fund of a security which it does not own in anticipation of purchasing the same security in the future at a lower price to close the short position. A short sale will be successful if the price of the shorted security decreases. However, if the underlying security goes up in price during the period in which the short position is outstanding, the Fund will realize a loss. The risk on a short sale is unlimited because the Fund must buy the shorted security at the higher price to complete the transaction.
   Therefore, short sales may be subject to greater risks than investments in long positions.

.  Portfolio Turnover Risk. A high portfolio turnover rate (100% or more) has the potential to result in the realization and distribution to shareholders of higher capital gains, which may subject you to a higher tax liability.

.  New Fund Risk. The Fund is new with no operating history and there can be no assurance that the Fund will grow to or maintain an economically viable size, in which case the Board may determine to liquidate the Fund.
Performance
When the Fund has been in operation for a full calendar year, performance information will be shown here. Updated performance information is available on the Fund's website at www.kellnerfunds.com or by calling the Fund toll-free at 855-KELLNER (855-535-5637).

Label	Element	Value
Risk Return [Abstract]	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Sep 26, 2012
Kellner Merger Fund (Prospectus Summary) | Kellner Merger Fund
Risk Return [Abstract]	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	SUMMARY SECTION
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Kellner Merger Fund (the "Fund") seeks to achieve positive risk-adjusted returns with less volatility than in the equity markets.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund's
Class A shares. More information about these and other discounts is available from your financial professional and in the "More About Class A Shares" section on page 14 of the Fund's statutory Prospectus and the "Breakpoints/Volume
Discounts and Sales Charge Waivers" section on page 32 of the Fund's Statement
		of Additional Information ("SAI").
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in
		annual fund operating expenses or in the Example, affect the Fund's performance.
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund's Class A shares.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	Other expenses are based on estimated Fund expenses for the current fiscal year.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same (taking into account the Expense Caps only in the first year). Although your actual costs may be higher or lower, based on these
		assumptions, your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	Under normal market conditions, the Fund will invest at least 80% of its net assets in equity securities of U.S. and foreign companies that are involved in publicly announced mergers, takeovers, tender offers, leveraged buyouts, spin-offs, liquidations and other corporate reorganizations (collectively,
"Merger Transactions").  The types of equity securities in which the Fund primarily invests include common stocks and preferred stocks of any size market capitalization. The Fund may invest without limitation in securities of foreign companies.

The Advisor's investment technique, sometimes referred to as "merger arbitrage,"
is a highly specialized investment approach designed to profit from the successful completion of Merger Transactions. In pursuing its strategy, the
Advisor may employ investment techniques that involve leverage, such as short selling, borrowing against a line of credit for investment purposes and purchasing and selling options. The Fund may employ these investment techniques without limit, subject to the Investment Company Act of 1940, as amended (the
"1940 Act"). The approach most frequently utilized by the Fund involves purchasing the shares of an announced acquisition target company at a discount to its expected value upon completion of the acquisition. The Advisor may engage in selling securities short under certain circumstances, such as when the terms of a proposed acquisition call for the exchange of common stock and/or other securities. In such a case, the common stock of the company to be acquired may be purchased and, at approximately the same time, an equivalent amount of the acquiring company's common stock and/or other securities may be sold short. The
Fund may enter into equity swap agreements for the purpose of attempting to obtain a desired return on, or exposure to, certain equity securities or equity indices in an expedited manner or at a lower cost to the Fund than if the Fund had invested directly in such securities.

The Advisor employs a research-driven process that aims to identify investment opportunities with favorable risk/reward trade-offs within the following guidelines:

1)  Securities are evaluated for purchase after the public announcement of a corporate event or restructuring.

2)  Proprietary analysis is done to consider the strategic rationale of the transaction, the financial resources of the parties involved and the liquidity of the securities.

3)  Securities are typically purchased if the Advisor believes the potential return from its investment sufficiently compensates the Fund in light of the risks involved, including the risk that the transaction may not be completed and the length of time until completion of the transaction.

4)  The potential risk/reward of the position is assessed on an ongoing basis and continuously monitored.

Most of the Fund's positions are held until the completion of the transaction.
Positions may be sold prior to the completion of the transaction when the companies involved in the transaction no longer meet the Fund's expected return criteria taking into account prevailing market prices and the relative risk of the transaction. The Advisor expects that the Fund's active or frequent trading of portfolio securities will result in a portfolio turnover rate in excess of
100% on an annual basis.

The Fund is non-diversified, which means that it can invest a greater percentage of its assets in any one issuer than a diversified fund. Investing in fewer issuers makes a fund more susceptible to financial, economic or market events impacting such issuers and may cause the Fund's share price to be more volatile
		than the share price of a diversified fund.
Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	Like all mutual funds, losing all or a portion of the money you invested is a risk of investing in the Fund. The following additional risks could affect the value of your investment:

·  Merger Arbitrage Risk.  Investments in companies that are the subject of a publicly announced transaction carry the risk that the proposed or expected transaction may not be completed or may be completed on less favorable terms than originally expected, which may lower the Fund's performance.

·  Management Risk. The Fund is subject to management risk because it is an actively managed portfolio. The Advisor's management practices and investment strategies might not produce the desired results. The Advisor may be incorrect in its assessment of a stock's appreciation potential. The Advisor has not previously managed a mutual fund.

·  Market Risk. The prices of the securities in which the Fund invests may decline for a number of reasons. These reasons may include changing economic circumstances and/or perceptions about the creditworthiness of individual issuers.

·  Equity Risk. The risks that could affect the value of the Fund's shares and the total return on your investment include the possibility that the equity securities held by the Fund will experience sudden, unpredictable drops in value or long periods of decline in value.

·  Non-Diversification Risk. The Fund is non-diversified under the 1940 Act. To the extent that the Fund invests its assets in fewer securities, the Fund is subject to greater risk of loss if any of those securities become permanently impaired.

.  Foreign Securities Risk. The risks of investing in the securities of foreign issuers can include fluctuations in foreign currencies, foreign currency exchange controls, political and economic instability, differences in securities regulation and trading, and foreign taxation issues.

.  Small- and Medium-Sized Company Risk.  Small- and medium-sized companies often have less predictable earnings, more limited product lines, markets, distribution channels or financial resources and the management of such companies may be dependent upon one or few key people. The market movements of equity securities of small- and medium-sized companies may be more abrupt and volatile than the market movements of equity securities of larger, more established companies or the stock market in general and small-sized companies in particular, are generally less liquid than the equity securities of larger companies.

.  Derivatives Risk. The Fund's use of derivatives (which may include options, futures, swaps and forward foreign currency contracts) may reduce the Fund's returns and/or increase volatility. A risk of the Fund's use of derivatives is that the fluctuations in their values may not correlate perfectly with the overall securities markets.

.  Leverage and Short Sales Risk. Leverage is the practice of borrowing money to purchase securities. Leverage can increase the investment returns of the Fund if the securities purchased increase in value in an amount exceeding the cost of the borrowing. However, if the securities decrease in value, the Fund will suffer a greater loss than would have resulted without the use of leverage.
   A short sale is the sale by the Fund of a security which it does not own in anticipation of purchasing the same security in the future at a lower price to close the short position. A short sale will be successful if the price of the shorted security decreases. However, if the underlying security goes up in price during the period in which the short position is outstanding, the Fund will realize a loss. The risk on a short sale is unlimited because the Fund must buy the shorted security at the higher price to complete the transaction.
   Therefore, short sales may be subject to greater risks than investments in long positions.

.  Portfolio Turnover Risk. A high portfolio turnover rate (100% or more) has the potential to result in the realization and distribution to shareholders of higher capital gains, which may subject you to a higher tax liability.

.  New Fund Risk. The Fund is new with no operating history and there can be no assurance that the Fund will grow to or maintain an economically viable size,
		in which case the Board may determine to liquidate the Fund.
Risk Lose Money [Text]	rr_RiskLoseMoney	Like all mutual funds, losing all or a portion of the money you invested is a risk of investing in the Fund.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	The Fund is non-diversified under the 1940 Act. To the extent that the Fund invests its assets in fewer securities, the Fund is subject to greater risk of loss if any of those securities become permanently impaired.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	When the Fund has been in operation for a full calendar year, performance information will be shown here. Updated performance information is available on the Fund's website at www.kellnerfunds.com or by calling the Fund toll-free
		at 855-KELLNER (855-535-5637).
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	When the Fund has been in operation for a full calendar year, performance information will be shown here.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	855-535-5637
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.kellnerfunds.com
Kellner Merger Fund (Prospectus Summary) | Kellner Merger Fund | Class A
Risk Return [Abstract]	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Redemption Fee (as a percentage of amount redeemed on shares held for 30 days or less)	rr_RedemptionFee	(2)
Management Fees	rr_ManagementFeesOverAssets	1.25%
Distribution and Service (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Interest and Dividends on Securities Sold Short	rr_Component1OtherExpensesOverAssets	0.25%
Other Expenses (includes interest and dividends on securities sold short)	rr_OtherExpensesOverAssets	1.20%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.70%
Less: Fee Waiver and Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.70%)	[2]
Net Annual Fund Operating Expenses	rr_NetExpensesOverAssets	2.00%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2013-08-28
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	766
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	1,303
Kellner Merger Fund (Prospectus Summary) | Kellner Merger Fund | Institutional Class
Risk Return [Abstract]	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Redemption Fee (as a percentage of amount redeemed on shares held for 30 days or less)	rr_RedemptionFee	(2)
Management Fees	rr_ManagementFeesOverAssets	1.25%
Distribution and Service (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Interest and Dividends on Securities Sold Short	rr_Component1OtherExpensesOverAssets	0.25%
Other Expenses (includes interest and dividends on securities sold short)	rr_OtherExpensesOverAssets	1.20%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.45%
Less: Fee Waiver and Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.70%)	[2]
Net Annual Fund Operating Expenses	rr_NetExpensesOverAssets	1.75%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2013-08-28
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	178
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	697

[1]	Other expenses are based on estimated Fund expenses for the current fiscal year.
[2]	Kellner Management, L.P. (the "Advisor") has contractually agreed to waive a portion or all of its management fees and pay Fund expenses (excluding acquired fund fees and expenses ("AFFE"), interest, taxes, interest and dividend expense on securities sold short and extraordinary expenses) in order to limit Net Annual Fund Operating Expenses to 1.75% and 1.50% of average daily net assets of the Fund's Class A and Institutional Class shares, respectively (the "Expense Caps"). The Expense Caps will remain in effect through at least August 28, 2013, and may be terminated only by the Trust's Board of Trustees (the "Board"). The Advisor may request recoupment of previously waived fees and paid expenses from the Fund for three years from the date they were waived or paid, subject to the Expense Caps.